S000000548 [Member] Expense Example, No Redemption - Nuveen Maryland Municipal Bond Fund	May 31, 2026 USD ($)
Nuveen Maryland Municipal Bond Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 494
Expense Example, No Redemption, 3 Years	658
Expense Example, No Redemption, 5 Years	838
Expense Example, No Redemption, 10 Years	1,361
Nuveen Maryland Municipal Bond Fund - Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	57
Expense Example, No Redemption, 3 Years	185
Expense Example, No Redemption, 5 Years	327
Expense Example, No Redemption, 10 Years	743
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	159
Expense Example, No Redemption, 3 Years	498
Expense Example, No Redemption, 5 Years	864
Expense Example, No Redemption, 10 Years	$ 1,894